Share-Based Compensation - Domestic Plan (Details) - Shanghai OneSmart - Domestic Plan - Share options ¥ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 31, 2019 CNY (¥) shares	May 02, 2017 tranche ¥ / shares shares	Mar. 31, 2019 shares	Aug. 31, 2019 USD ($) shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2018 CNY (¥) shares
Share-Based Compensation
Number of tranches | tranche		4
Vesting period (in years)		4 years
Expiration period (in years)		4 years
Number of options granted		120,000	10,000	10,000	10,000
Total equity interest in subsidiaries (as a percent)		8.00%	1.00%
Exercise price, minimum (in dollars per share) | ¥ / shares		¥ 40
Exercise price, maximum (in dollars per share) | ¥ / shares		¥ 160
Incremental share-based compensation expense | ¥	¥ 0
Number of share options forfeited (in shares)				60,000	60,000	0
Options vested				$ 208	¥ 1,485	¥ 2,649
Total number of options vested				10,000	10,000	30,000
Exercise price (in dollars per share)	80		80
Vesting percentage			100.00%